Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Equity [Abstract]
Effective income tax rate	25.30%	24.00%	25.10%	33.90%	38.00%
Amount of FSIRS existing AOCI losses expected to reclassified income in next twelve months	$ 2.5	$ 2.5